OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Summary of authorizations for rendering SMP services

Radiofrequency	Band (MHz)		License Expiration (Year)
450 MHz	14	(1)	2027	-
700 MHz	20	—	2029	-
850 MHz	25	(2)	2020-2028	(3)
900 MHz	5	(4)	2020-2023	(5)
1800 MHz	20	(6)	2020-2023	(5)
1900 MHz	10	(7)	2022	—
2100 MHz	20-30	(10)	2023	—
2500 MHz	40	(8)	2027-2031	(9)

(1)	State SP (cities with código nacional CN 13 to 19), MG and Northeast (AL, CE, PB, PE, PI, RN and SE).
(2)	Except Northeast (CN 8X) and areas corresponding to sectors 03, 22, 25, 30 and 32 of the PGO / 1998.
(3)	Regional Licenses: The expiration and renewal dates depend on the region. Licenses in Rio de Janeiro and Espírito Santo should expire in 2020 and 2023, respectively.
(4)	Only in some regions.
(5)	MG Interior expiry date 2020; the remaining licenses will expire in 2023.
(6)	20 MHz is the most common bandwidth, but is higher in some regions (up to 50 MHz).
(7)

Only Northeast (CN 8X) and areas corresponding to sectors 22, 25, 30 and 32 of PGO / 1998. The licenses should be migrated to the frequency of 2100 MHz ("L-band realignment", which allows the use of 3G technology) when approved by Anatel.

(8)	40 MHz is the most common bandwidth, but is 60 MHz in some regions.
(9)	The X band will expire in 2027 and the P band will expire in 2031.
(10)	30MHz in regions where the "L band" has already been migrated to the 2100 MHz frequency; 20 MHz in other regions.

Terra Networks
Disclosure of detailed information about business combination [line items]
Schedule of identifiable assets acquired and liabilities assumed

Current assets	163,579	Current liabilities	86,892
Cash and cash equivalents	43,351	Personnel, social charges and benefits	17,327
Accounts receivable	61,276	Trade accounts payable	51,198
Derivative financial instruments	404	Taxes, charges and contributions	14,643
Taxes recoverable	22,658	Derivative financial instruments	16
Other assets	35,890	Other liabilities	3,708

Noncurrent assets	228,575	Noncurrent liabilities	114,291
Deferred taxes	117,885	Personnel, social charges and benefits	508
Judicial deposits and garnishments	102,373	Taxes, charges and contributions	229
Other assets	740	Other Provisions	112,874
Property and equipment	7,047	Other liabilities	680
Intangible assets	530

		Book value of assumed liabilities	201,183

		Book value of identifiable net assets acquired	190,971

		Total consideration	250,000

Book value of assets acquired	392,154	Adjustment to equity in TData and Company	59,029

GVT Participacoes S.A. ("GVTPart")
Disclosure of detailed information about business combination [line items]
Schedule of acquisition price

Gross consideration in cash (4.663 billion euros)	15,964,853
(-) Contractual Adjustments (Net Debt)	(7,060,899)
Total consideration in cash, net	8,903,954
(+) Contingent Consideration	344,217
(+) Consideration in Shares at Fair Value	8,477,314
(-) Cash Flow Hedge Gain on Transaction, net of taxes (1)	(377,373)
(-) Refund according to sections 2.2.4 and 2.2.5 of SPA	(84,598)
Total consideration, net of Cash Flow Hedge	17,263,514

(1) Derivative transactions refer to cash flow hedges to protect the amount due in Euros to Vivendi, for the acquisition of GVTPart., against exchange rate variation of the amount.

Schedule of identifiable assets acquired and liabilities assumed

Current assets	1,557,651	Current liabilities	5,299,662
Cash and cash equivalents	390,255	Personnel, social charges and benefits	170,989
Accounts receivable	947,378	Trade accounts payable	611,425
Inventories	4,641	Taxes, charges and contributions	346,569
Taxes recoverable	147,057	Loans and financing	3,968,615
Other assets	68,320	Provisions	17,866
		Other liabilities	184,198
Noncurrent assets	12,026,239
Short-term investment pledged as collateral	17,871	Noncurrent liabilities	3,857,855
Taxes recoverable	65,798	Trade accounts payable	67,742
Deferred taxes (4)	610,873	Taxes, charges and contributions	1,342
Judicial deposits and garnishments	551,275	Loans and financing	3,088,414
Other assets	7,052	Other Provisions (3)	679,294
Property and equipment (1)	7,970,117	Other liabilities	21,063
Intangible assets (2)	2,803,253
		Fair value of assumed liabilities	9,157,517

		Fair value of identifiable net assets acquired	4,426,373

		Goodwill (5)	12,837,141

Fair value of assets acquired	13,583,890	Total consideration, net of Cash Flow Hedge	17,263,514

(1)	This includes the allocation of appreciation of property, plant and equipment items (R$409,601).
(2)	This includes the allocation of fair value assigned to the brand (R$59,000), customer portfolio (R$2,523,000), appreciation and other intangibles assets (R$20,394).
(3)	This includes the allocation of fair value assigned to contingent liabilities (R$512,648).
(4)	This includes the allocation of deferred taxes on contingent liabilities (R$174,300).

(5)   This refers to goodwill recorded on the acquisition of GVTPart. based on expected synergies resulting from the business combination. This amount has already been used for tax purposes.